Commitments (Tables)	12 Months Ended
Dec. 31, 2021
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Capital Commitments Outstanding not Provided for in Financial Statements
Capital commitments outstanding as at December 31, 2021 not provided for in the financial statements were as follows:

	2021	2020
	RMB million	RMB million
Commitments in respect of aircraft and flight equipment
– authorized and contracted for	54,662	56,547

Investment commitments
– authorised and contracted for
– share of capital commitments of a joint venture	185	405
– capital contributions for acquisition of interests in an associate	171	—
– authorized but not contracted for
– share of capital commitments of a joint venture	24	26

	380	431

Commitments for other property, plant and equipment
– authorized and contracted for	3,796	4,970
– authorized but not contracted for	5,785	5,479

	9,581	10,449

	64,623	67,427

Approximate Total Future Payments, Including Estimated Amounts for Price Escalation through Anticipated Delivery Dates for Aircraft and Flight Equipment
As at December 31, 2021, the approximate total future payments, including estimated amounts for price escalation through anticipated delivery dates for aircraft and flight equipment are as follows:

	2021	2020
	RMB million	RMB million
2021	—	28,382
2022	33,165	15,033
2023	15,093	11,910
2024	6,404	1,222

	54,662	56,547